RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Salaries, benefits, and consulting fees	$ 956	$ 860	$ 1,277
Oniva International Services Corp. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	212	232	111
Salaries, benefits, and consulting fees	594	450	297
ICC [Member]
Disclosure of transactions between related parties [line items]
Salaries, benefits, and consulting fees	232	231	504
JYAI [Member]
Disclosure of transactions between related parties [line items]
Salaries, benefits, and consulting fees	66	80	140
WWD [Member]
Disclosure of transactions between related parties [line items]
Salaries, benefits, and consulting fees	$ 12	$ 23	$ 23